Subsequent Events (Details) - Subsequent Event [Member]	Feb. 27, 2024 USD ($) $ / shares shares
Subsequent Event [Line Items]
Granted stock awards shares (in Shares) | shares	300,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.00025
Variable interest entity	$ 75,000
Grant value	$ 573,000